Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Construction and Housing Portfolio
November 30, 2023
HOU-NPRT3-0124
1.810672.119
Common Stocks - 99.5%
	Shares	Value ($)
Building Products - 22.6%
Building Products - 22.6%
AAON, Inc. (a)	75,060	4,698,756
Apogee Enterprises, Inc.	63,560	2,866,556
Armstrong World Industries, Inc.	66,660	5,653,435
Builders FirstSource, Inc. (b)	104,325	13,991,026
Carlisle Companies, Inc.	47,050	13,193,291
Carrier Global Corp.	284,390	14,776,904
Fortune Brands Home & Security, Inc.	94,840	6,489,901
Johnson Controls International PLC	506,301	26,732,693
MasterBrand, Inc.	193,180	2,592,476
Simpson Manufacturing Co. Ltd.	47,180	7,877,645
The AZEK Co., Inc. (b)	184,010	6,346,505
Trane Technologies PLC	114,980	25,917,642
UFP Industries, Inc.	20,656	2,264,517
		133,401,347
Chemicals - 0.5%
Specialty Chemicals - 0.5%
PPG Industries, Inc.	7,100	1,008,129
Sherwin-Williams Co.	6,420	1,789,896
		2,798,025
Construction & Engineering - 9.0%
Construction & Engineering - 9.0%
AECOM	140,460	12,481,276
EMCOR Group, Inc.	42,120	8,951,342
Granite Construction, Inc.	89,548	4,114,731
Quanta Services, Inc.	68,919	12,978,137
Willscot Mobile Mini Holdings (b)	354,390	14,785,151
		53,310,637
Construction Materials - 5.2%
Construction Materials - 5.2%
CRH PLC	49,900	3,131,225
Eagle Materials, Inc.	31,900	5,775,495
Summit Materials, Inc.	39,228	1,360,819
Vulcan Materials Co.	94,876	20,261,719
		30,529,258
Electrical Equipment - 0.3%
Electrical Components & Equipment - 0.3%
Generac Holdings, Inc. (b)	13,100	1,533,617
Equity Real Estate Investment Trusts (REITs) - 10.9%
Multi-Family Residential REITs - 6.1%
Elme Communities (SBI)	631,190	8,293,837
Equity Residential (SBI)	100,560	5,715,830
Essex Property Trust, Inc.	44,950	9,595,027
Mid-America Apartment Communities, Inc.	99,200	12,348,416
		35,953,110
Single-Family Residential REITs - 4.8%
Equity Lifestyle Properties, Inc.	110,820	7,879,302
Invitation Homes, Inc.	516,400	17,227,104
Sun Communities, Inc.	26,620	3,443,031
		28,549,437
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		64,502,547
Ground Transportation - 0.3%
Cargo Ground Transportation - 0.3%
U-Haul Holding Co. (non-vtg.)	29,700	1,608,255
Household Durables - 14.1%
Home Furnishings - 1.5%
Tempur Sealy International, Inc.	223,080	8,994,586
Homebuilding - 12.4%
Blu Investments LLC (b)(c)(d)	11,990,913	3,717
D.R. Horton, Inc.	54,166	6,915,373
KB Home	155,640	8,108,844
Lennar Corp. Class A	27,180	3,476,866
M/I Homes, Inc. (b)	30,750	3,244,433
NVR, Inc. (b)	2,386	14,686,761
PulteGroup, Inc.	172,895	15,287,376
Toll Brothers, Inc.	121,600	10,444,224
TopBuild Corp. (b)	37,520	11,097,666
		73,265,260
Household Appliances - 0.2%
Whirlpool Corp.	10,390	1,131,471
TOTAL HOUSEHOLD DURABLES		83,391,317
Real Estate Management & Development - 0.6%
Diversified Real Estate Activities - 0.2%
The RMR Group, Inc.	47,260	1,126,206
Real Estate Services - 0.4%
Cushman & Wakefield PLC (b)	288,785	2,370,925
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,497,131
Specialty Retail - 35.5%
Home Improvement Retail - 34.1%
Floor & Decor Holdings, Inc. Class A (a)(b)	158,800	14,563,548
Lowe's Companies, Inc.	393,405	78,220,716
The Home Depot, Inc.	345,200	108,216,743
		201,001,007
Homefurnishing Retail - 1.4%
Williams-Sonoma, Inc. (a)	45,490	8,531,195
TOTAL SPECIALTY RETAIL		209,532,202
Trading Companies & Distributors - 0.5%
Trading Companies & Distributors - 0.5%
WESCO International, Inc.	17,700	2,758,545
TOTAL COMMON STOCKS (Cost $391,602,689)		586,862,881

Money Market Funds - 5.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	4,587,930	4,588,847
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	25,496,991	25,499,541
TOTAL MONEY MARKET FUNDS (Cost $30,088,388)		30,088,388

TOTAL INVESTMENT IN SECURITIES - 104.6% (Cost $421,691,077)	616,951,269
NET OTHER ASSETS (LIABILITIES) - (4.6)%	(27,356,036)
NET ASSETS - 100.0%	589,595,233

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,717 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Blu Investments LLC	5/21/20	20,739

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	3,549,508	99,878,644	98,839,305	131,313	-	-	4,588,847	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	25,266,725	110,799,532	110,566,716	12,753	-	-	25,499,541	0.1%
Total	28,816,233	210,678,176	209,406,021	144,066	-	-	30,088,388

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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